GOODWILL AND INTANGIBLE ASSETS, NET - Additional details (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS, NET
Impairments of goodwill or intangible assets	$ 0	$ 0
Amortization expense for intangible assets	$ 7,882	$ 7,901